iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
June 30, 2024
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  — 9.8%
Digital Realty Trust, Inc. ..................... 780,292 $ 118,643,399
Equinix, Inc. ............................. 226,668 171,497,009
290,140,408
a
Diversified REITs  — 1.0%
WP Carey, Inc. ........................... 434,860 28,950,465
a
Health Care REITs  — 10.5%
Alexandria Real Estate Equities, Inc. ............. 378,422 44,264,021
Healthcare Realty Trust, Inc., Class A ............ 909,571 14,989,730
Healthpeak Properties, Inc. ................... 1,691,943 33,162,083
Medical Properties Trust, Inc. .................. 1,439,748 6,205,314
Omega Healthcare Investors, Inc. ............... 594,012 20,344,911
Sabra Health Care REIT, Inc. .................. 555,508 8,554,823
Ventas, Inc. ............................. 973,263 49,889,461
Welltower, Inc. ............................ 1,285,350 133,997,738
311,408,081
a
Hotel & Resort REITs  —  1.0%
Host Hotels & Resorts, Inc. ................... 1,694,924 30,474,733
a
Industrial REITs  — 11.6%
Americold Realty Trust, Inc. ................... 641,889 16,393,845
EastGroup Properties, Inc. ................... 115,603 19,664,070
First Industrial Realty Trust, Inc. ................ 318,225 15,118,870
LXP Industrial Trust ........................ 707,039 6,448,196
Prologis, Inc. ............................. 2,211,141 248,333,246
Rexford Industrial Realty, Inc. ................. 522,874 23,314,952
STAG Industrial, Inc. ....................... 437,559 15,778,377
345,051,556
a
Mortgage REITs  — 2.5%
AGNC Investment Corp. ..................... 1,749,532 16,690,535
Annaly Capital Management, Inc. ............... 1,203,136 22,931,772
Blackstone Mortgage Trust, Inc., Class A .......... 416,858 7,261,666
Rithm Capital Corp. ........................ 1,162,701 12,685,068
Starwood Property Trust, Inc. .................. 721,321 13,661,820
73,230,861
a
Multi-Family Residential REITs  — 8.9%
AvalonBay Communities, Inc. ................. 341,385 70,629,143
Camden Property Trust ...................... 256,132 27,946,562
Equity Residential ......................... 829,084 57,488,685
Essex Property Trust, Inc. .................... 154,376 42,021,147
Mid-America Apartment Communities, Inc. ......... 280,854 40,052,589
UDR, Inc. ............................... 728,400 29,973,660
268,111,786
a
Office REITs  — 2.1%
BXP, Inc. ............................... 347,278 21,378,434
COPT Defense Properties .................... 270,090 6,760,353
Cousins Properties, Inc.
(a)
.................... 365,287 8,456,394
Douglas Emmett, Inc. ....................... 407,737 5,426,979
JBG SMITH Properties ...................... 209,548 3,191,416
Kilroy Realty Corp. ......................... 256,294 7,988,684
Net Lease Office Properties
(a)(b)
................ 35,489 873,739
Vornado Realty Trust ....................... 383,763 10,089,129
64,165,128
a
Other Specialized REITs  — 6.3%
Gaming and Leisure Properties, Inc. ............. 652,778 29,512,093
Iron Mountain, Inc. ......................... 699,425 62,682,469
Lamar Advertising Co., Class A ................ 211,215 25,246,529
Security Shares Value
a
Other Specialized REITs (continued)
VICI Properties, Inc. ........................ 2,508,432 $ 71,841,492
189,282,583
a
Real Estate Development  — 0.1%
Howard Hughes Holdings, Inc.
(b)
................ 77,790 5,042,348
a
Real Estate Services  — 6.3%
CBRE Group, Inc., Class A
(b)
.................. 725,263 64,628,186
CoStar Group, Inc.
(a)(b)
....................... 981,995 72,805,109
Jones Lang LaSalle, Inc.
(a)(b)
................... 114,356 23,475,000
Opendoor Technologies, Inc.
(b)
................. 1,426,206 2,624,219
Zillow Group, Inc., Class A
(a)(b)
................. 123,450 5,560,188
Zillow Group, Inc., Class C, NVS
(a)(b)
............. 390,820 18,130,140
187,222,842
a
Retail REITs  — 11.9%
Agree Realty Corp. ........................ 241,311 14,946,803
Brixmor Property Group, Inc. .................. 723,827 16,713,166
Federal Realty Investment Trust ................ 179,475 18,121,591
Kimco Realty Corp. ........................ 1,604,533 31,224,212
NNN REIT, Inc. ........................... 440,551 18,767,473
Realty Income Corp. ........................ 2,093,907 110,600,168
Regency Centers Corp. ..................... 395,252 24,584,674
Simon Property Group, Inc. ................... 783,794 118,979,929
353,938,016
a
Self-Storage REITs  — 7.4%
CubeSmart .............................. 540,920 24,433,356
Extra Space Storage, Inc. .................... 509,133 79,124,360
National Storage Affiliates Trust ................ 167,171 6,890,789
Public Storage ............................ 380,296 109,392,144
219,840,649
a
Single-Family Residential REITs  — 4.9%
American Homes 4 Rent, Class A ............... 773,711 28,751,101
Equity LifeStyle Properties, Inc. ................ 448,452 29,207,679
Invitation Homes, Inc. ....................... 1,384,346 49,684,178
Sun Communities, Inc. ...................... 299,689 36,064,574
143,707,532
a
Telecom Tower REITs  — 12.4%
American Tower Corp. ...................... 1,115,257 216,783,656
Crown Castle, Inc. ......................... 1,044,769 102,073,931
SBA Communications Corp., Class A ............. 258,370 50,718,031
369,575,618
a
Timber REITs  — 2.3%
PotlatchDeltic Corp. ........................ 190,806 7,515,848
Rayonier, Inc.
(a)
........................... 328,437 9,554,232
Weyerhaeuser Co. ......................... 1,752,700 49,759,153
66,829,233
a
Total Long-Term Investments — 99.0%
(Cost: $3,975,177,498) ............................... 2,946,971,839

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
U.S. Real Estate ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.48%
(c)(d)(e)
............................ 16,585,002 $ 16,589,978
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%
(c)(d)
............................. 4,224,191 4,224,191
a
Total Short-Term Securities — 0.7%
(Cost: $20,812,690) ................................. 20,814,169
Total Investments — 99.7%
(Cost: $3,995,990,188) ............................... 2,967,786,008
Other Assets Less Liabilities — 0.3% ..................... 8,105,055
Net Assets — 100.0% ................................. $ 2,975,891,063
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
  Shares Held
at 06/30/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,925,989 $ 2,664,114
(a)
$ — $ (462) $ 337 $ 16,589,978 16,585,002 $ 27,909
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,123,907 100,284
(a)
— — — 4,224,191 4,224,191 69,154 —
$ (462) $ 337
$ 20,814,169
$ 97,063 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 847 09/20/24 $ 28,756 $ 251,744

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2024
3
Schedule of Investments
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,946,971,839  $ —  $ —  $ 2,946,971,839
Short-Term Securities
Money Market Funds ...................................... 20,814,169  —  —  20,814,169
$ 2,967,786,008  $ —  $ —  $ 2,967,786,008
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 251,744  $ —  $ —  $ 251,744
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)